Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease net ROU assets	$ 14	$ 19
Present value of lease liabilities	$ 23	$ 30	$ 23
Operating lease, right-of-use asset, statement of financial position [extensible enumeration]	Other Assets	Other Assets
Operating lease, liability, statement of financial position [extensible enumeration]	Other Liabilities	Other Liabilities
Net lease expense	$ 30	$ 22	$ 32